DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

International Money Express, Inc. (formerly known as FinTech Acquisition Corp. II) (the “Company”), was incorporated in Delaware on May 28, 2015 as a blank check company. The Company was formed for the purpose of acquiring, through a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business transaction, one or more operating businesses or assets (a “Business Combination”). In connection with the acquisition (the “Acquisition”) of Intermex Holdings II, Inc. (“Intermex”) (see Note 7), the Company formed two wholly-owned subsidiaries, FinTech II Merger Sub Inc., which was incorporated in Delaware in November 2017 (“Merger Sub I”), and FinTech II Merger Sub 2 LLC, which was formed in Delaware in November 2017 (“Merger Sub II”). Both Merger Sub I and Merger Sub II did not have any activity as of June 30, 2018. The Company has neither engaged in any operations nor generated operating revenues to date.

At June 30, 2018, the Company had not yet commenced operations. All activity through June 30, 2018 relates to the Company’s formation and its initial public offering of 17,500,000 units (the “Initial Public Offering”), the sale of 420,000 units (the “Placement Units”) in a private placement to the Company’s sponsor, FinTech Investors Holding II, LLC (the “Sponsor”), and Cantor Fitzgerald & Co., the representative of the underwriters for the Initial Public Offering (“Cantor”), identifying a target company for a Business Combination and activities in connection with the Acquisition, described in Note 7.  The Business Combination was consummated on July 26, 2018.  In connection with the consummation of the Business Combination, the Company changed its name from “FinTech Acquisition Corp. II” to “International Money Express, Inc.”

1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

FinTech Acquisition Corp. II (the “Company”), is a blank check company incorporated in Delaware on May 28, 2015. The Company was formed for the purpose of acquiring, through a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business transaction, one or more operating businesses or assets (a “Business Combination”). In connection with the proposed acquisition of Intermex Holdings II, Inc. (“Intermex”) (see Note 10), the Company formed two wholly-owned subsidiaries, FinTech II Merger Sub Inc., which was incorporated in Delaware in November 2017 (“Merger Sub I”), and FinTech II Merger Sub 2 LLC, which was formed in Delaware in November 2017 (“Merger Sub II”). Both Merger Sub I and Merger Sub II did not have any activity as of December 31, 2017. The Company has neither engaged in any operations nor generated operating revenues to date.

At December 31, 2017, the Company had not yet commenced operations. All activity through December 31, 2017 relates to the Company’s formation and its Initial Public Offering, which is described below, and identifying a target company for a Business Combination and activities in connection with the proposed acquisition of Intermex, described in Note 10.

The registration statement for the Company’s initial public offering (“Initial Public Offering”) was declared effective on January 19, 2017. On January 25, 2017, the Company consummated the Initial Public Offering of 17,500,000 units (“Units” and, with respect to the common stock included in the Units being offered, the “Public Shares”), which includes a partial exercise by the underwriters of their over-allotment option in the amount of 2,200,000 Units at $10.00 per Unit, generating gross proceeds of $175,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 420,000 units (the “Placement Units”) at a price of $10.00 per Unit in a private placement to the Company’s sponsor, FinTech Investors Holding II, LLC (the “Sponsor”), and Cantor Fitzgerald & Co., the representative of the underwriters for the Initial Public Offering (“Cantor”), generating gross proceeds of $4,200,000, which is described in Note 4.

Transaction costs amounted to $12,912,088, consisting of $3,060,000 of underwriting fees, $9,190,000 of deferred underwriting fees payable (which are held in the Trust Account (defined below)) and $662,088 of Initial Public Offering costs. As described in Note 6, the $9,190,000 deferred underwriting fee payable is contingent upon the consummation of a Business Combination by January 25, 2019. As described in Note 6, the $25,000 of deferred legal fees are payable upon the earlier of an initial Business Combination or liquidation of the Company.

Following the closing of the Initial Public Offering on January 25, 2017, an amount of $175,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the Placement Units was placed in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination, (ii) the redemption of any Public Shares in connection with a stockholder vote to amend the Company’s Amended and Restated Certificate of Incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if it does not complete a Business Combination by January 25, 2019 (the “Combination Period”); or (iii) the distribution of the Trust Account, as described below, if the Company is unable to complete a Business Combination within the Combination Period or upon any earlier liquidation of the Company.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. Nasdaq Capital Market (“NASDAQ”) rules provide that the Company’s initial Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned) at the time of the signing of a definitive agreement in connection with a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires a majority of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account ($10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company for working capital purposes or to pay its tax obligations). The per-share amount to be distributed to public stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the outstanding shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or other legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor, Daniel Cohen, Betsy Cohen, DGC Family FinTech Trust, Swarthmore Trust of 2016, James J. McEntee, III, Shami Patel and Jeremy Kuiper (together the “Initial Stockholders”), have agreed to vote their Founder Shares (as defined in Note 5), Placement Shares (as defined in Note 4) and any Public Shares held by them in favor of approving a Business Combination. Cantor has not committed to vote any shares held by it in favor of a Business Combination.

The Company will have until the expiration of the Combination Period to consummate its Business Combination. If the Company is unable to consummate a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purposes of winding up of its affairs; (ii) distribute the aggregate amount then on deposit in the Trust Account, including any portion of the interest earned thereon which was not previously used for working capital or to pay dissolution expenses or taxes, pro rata to the public stockholders by way of redemption of the Public Shares (which redemption would completely extinguish such holders’ rights as stockholders, including the right to receive further liquidation distributions, if any); and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders, as part of its plan of dissolution and liquidation.

The Company will also provide its stockholders with the opportunity to redeem all or a portion of their Public Shares in connection with any stockholder vote to approve an amendment to the Company’s Amended and Restated Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of Public Shares if it does not complete a Business Combination within the Combination Period. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account ($10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company for working capital purposes or to pay its tax obligations). There will be no redemption rights with respect to the Company’s warrants in connection with such a stockholder vote to approve such an amendment to the Company’s Amended and Restated Certificate of Incorporation. Notwithstanding the foregoing, the Company may not redeem shares in an amount that would cause its net tangible assets to be less than $5,000,001. The Initial Stockholders have agreed to vote their Founder Shares, Placement Shares and any Public Shares held by them in favor of any such amendment.

The Initial Stockholders and Cantor have agreed to waive their redemption rights with respect to the Founder Shares and Placement Shares (defined below) (i) in connection with the consummation of a Business Combination, (ii) in connection with a stockholder vote to amend the Company’s Amended and Restated Certificate of Incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete a Business Combination within the Combination Period, and (iii) if the Company fails to consummate a Business Combination within the Combination Period or upon the Company’s liquidation prior to the expiration of the Combination Period. The Initial Stockholders have also agreed to waive their redemption rights with respect to Public Shares in connection with a Business Combination and in connection with a stockholder vote to amend the Company’s Amended and Restated Certificate of Incorporation to modify the substance or timing of its obligation to redeem 100% of its Public Shares if it does not complete a Business Combination within the Combination Period. However, the Initial Stockholders will be entitled to redemption rights with respect to any Public Shares held by them if the Company fails to consummate a Business Combination or liquidates within the Combination Period. Cantor will have the same redemption rights as a public stockholder with respect to any Public Shares it acquires, however, Cantor has informed the Company that it has no current commitments, plans or intentions to acquire Public Shares for its own account. The underwriters have agreed to waive their rights to deferred underwriting commissions held in the Trust Account in the event the Company does not consummate a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit in the Initial Public Offering. Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages, execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The Company’s Chief Executive Officer has agreed that he will be liable under certain circumstances to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or vendors or other entities that are owed money by the Company for service rendered, contracted for or products sold to the Company. However, he may not be able to satisfy those obligations should they arise.

Notwithstanding the foregoing redemption rights, if the Company seeks stockholder approval of its Business Combination and it does not conduct redemptions in connection with its Business Combination pursuant to the tender offer rules, the Company’s Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended, or the Exchange Act), will be restricted from redeeming its shares with respect to an aggregate of 20.0% or more of the shares sold in the Initial Public Offering. However, there is no restriction on the Company’s stockholders’ ability to vote all of their shares for or against a Business Combination.

Intermex Holdings, Inc. and Subsidiaries [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1 — BUSINESS AND CONSOLIDATION OF OPERATIONS

Intermex Holdings, Inc. (the “INC”) was formed as a Delaware company on March 27, 2006. The consolidated financial statements include the INC, its wholly-owned subsidiary, Intermex Wire Transfer, LLC (the “LLC”), Intermex Wire Transfers de Guatemala, S.A. (“Guatemala”) — 99.8% owned by LLC, Intermex Wire Transfer de Mexico, S.A. — 98% owned by LLC, Intermex Transfers de Mexico, S.A. — 98% owned by LLC, Intermex Wire Transfer Corp. — 100% owned by LLC and Intermex Wire Transfer II, LLC — 100% owned by LLC (collectively, the “Company”).

The INC is a wholly-owned indirect subsidiary of InterWire Topco, LLC (“Interwire LLC”), a company formed on December 21, 2015 for the purpose of funding the acquisition of the Company by Stella Point Capital, LLC (“Stella Point”) discussed in further detail in Note 3.

In connection with the acquisition of the Company by Stella Point, the Company applied “push-down” accounting and the assets and liabilities were adjusted to fair value on the closing date of the transaction, February 1, 2017. As a result, the Company’s consolidated financial statement presentation distinguishes between a predecessor period (“Predecessor”), for periods prior to the transaction, and a successor period (“Successor”), for periods subsequent to the transaction. The Successor’s consolidated financial statements reflect a new basis of accounting that is based on the fair value of assets acquired and liabilities assumed as of the transaction date. The consolidated financial statements presented herein are those of Successor from its inception on February 1, 2017 through December 31, 2017, and those of Predecessor for all periods prior to the transaction date.

Non-controlling interest in the results of operations of consolidated subsidiaries represents the minority stockholders’ share of the profit or (loss) of Intermex Wire Transfer de Mexico, S.A., Intermex Transfers de Mexico, S.A. (“Mexico”) and Intermex Wire Transfers de Guatemala, S.A. (“Guatemala”). Non-controlling interest in the portion of the profit or (loss) from operations of these subsidiaries amounted to $3,053 for the Successor period from February 1, 2017 through December 31, 2017 and $548, $3,696 and $2,458 for the Predecessor periods from January 1, 2017 through January 31, 2017 and the years ended December 31, 2016 and 2015, respectively. Non-controlling interest asset as of December 31, 2017 for the Successor period and December 31, 2016 for the Predecessor period amounted to $6,813 and $3,134, respectively. These amounts were not recorded by the Company as they are considered insignificant.

The Company operates as a money transmitter, primarily between the United States of America and Mexico, Guatemala and other countries in Latin America through a network of authorized agents located in various unaffiliated retail establishments throughout the United States of America.

The accompanying consolidated financial statements include the accounts of the INC and its subsidiaries. All significant inter-company balances and transactions have been eliminated from the consolidated financial statements. The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

Restatements

Previously, all finite-lived intangibles (see Note 6) were amortized on a straight-line basis. However, as the economic benefits expected from the agent relationships lessen over time, during 2017 the Company determined it was more appropriate to amortize the agent relationships based on an accelerated method. The Company believes this better matches the amortization expense with the economic benefits expected to be received from the agent relationships rather than recognizing the expense on a straight-line method. As a result, intangible assets, net were overstated and depreciation and amortization expense was misstated in prior years. Therefore, the Company has restated its consolidated financial statements for the correction and the effect is shown in the tables below in the “Amortization” adjustment column.

In 2017, the Company determined that the deferred tax asset utilization analysis as of December 31, 2014 did not properly extend until the expiration of the net operating loss carryforwards. Therefore, the valuation allowance for the deferred tax asset related to the net operating loss carryforwards was overstated and the provision for income tax benefit was understated in 2014 by $12,969,232. In addition, the provision for income tax benefit was overstated in 2015 as the Company had corrected this error in 2015 instead of properly correcting it in 2014. The error has been corrected by restating the Predecessor Company December 31, 2014 accumulated deficit balance in the consolidated statements of changes in stockholder’s equity and provision for income tax (benefit) expense for the year ended December 31, 2015 in the consolidated statements of operations and comprehensive (loss) income. These adjustments are shown in the “Deferred Tax” adjustment column below.

The following tables summarize the impact of these restatements on the Company’s consolidated financial statements:

a.	Consolidated Balance Sheet

	Impact of Correction of Errors
	As	Adjustments
	previously reported	Amortization	Deferred Tax	As Restated
Balance at December 31, 2016 (Predecessor Company)
Intangible assets, net	$8,508,502	$(2,160,868)	$—	$6,347,634
Deferred tax asset, net	$26,979,233	$836,879	$—	$27,816,112
Total assets	$120,097,941	$(1,323,989)	$—	$118,773,952
Accumulated deficit	$(66,226,984)	$(1,323,989)	$—	$(67,550,973)
Total stockholder's equity	4,582,532	$(1,323,989)	$—	$3,258,543

b.	Consolidated Statements of Operations and Comprehensive (Loss) Income

	Impact of Correction of Errors
	As	Adjustments
	previously reported	Amortization	Deferred Tax	As Restated
For the year ended December 31, 2016 (Predecessor Company)
Depreciation and amortization	$4,341,933	$(1,811,599)	$—	$2,530,334
Provision for income tax expense	$3,382,044	$701,611	$—	$4,083,655
Net income	$8,290,038	$1,109,988	$—	$9,400,026
Comprehensive income	$8,399,958	$1,109,988	$—	$9,509,946

For the year ended December 31, 2015 (Predecessor Company)
Depreciation and amortization	$4,296,041	$(1,842,587)	$—	$2,453,454
Provision for income tax (benefit) expense	$(9,491,201)	$713,612	$12,969,232	$4,191,643
Net income	$17,598,081	$1,128,975	$(12,969,232)	$5,757,824
Comprehensive income	$17,541,499	$1,128,975	$(12,969,232)	$5,701,242

c.	Consolidated Statements of Changes in Stockholder’s Equity

	Impact of Correction of Errors
	As	Adjustments
	previously reported	Amortization	Deferred Tax	As Restated
Balance at December 31, 2014 (Predecessor Company)
Accumulated deficit	$(92,115,103)	$(3,562,952)	$12,969,232	$(82,708,823)
Total stockholder’s equity	$42,587,357	$(3,562,952)	$12,969,232	$51,993,637

Balance at December 31, 2015 (Predecessor Company)
Accumulated deficit	$(74,517,022)	$(2,433,977)	$—	$(76,950,999)
Total stockholder’s equity	$31,407,006	$(2,433,977)	$—	$28,973,029

Balance at December 31, 2016 (Predecessor Company)
Accumulated deficit	$(66,226,984)	$(1,323,989)	$—	$(67,550,973)
Total stockholder’s equity	$4,582,532	$(1,323,989)	$—	$3,258,543

d.	Consolidated Statements of Cash Flows

	Impact of Correction of Errors
	As	Adjustments
	previously reported	Amortization	Deferred Tax	As Restated
For the year ended December 31, 2016 (Predecessor Company)
Net income	$8,290,038	$1,109,988	$—	$9,400,026
Depreciation and amortization	$4,341,933	$(1,811,599)	$—	$2,530,334
Deferred taxes	$3,017,332	$701,611	$—	$3,718,943
Net cash provided by operating activities	$22,395,778	$—	$—	$22,395,778

For the year ended December 31, 2015 (Predecessor Company)
Net income	$17,598,081	$1,128,975	$(12,969,232)	$5,757,824
Depreciation and amortization	$4,296,041	$(1,842,587)	$—	$2,453,454
Deferred taxes	$(9,711,359)	$713,612	$12,969,232	$3,971,485
Net cash provided by operating activities	$4,465,445	$—	$—	$4,465,445